Subsequent Events (Details) (Subsequent Event [Member], Domestic Line of Credit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Subsequent Event [Member] | Domestic Line of Credit [Member]
Subsequent Event [Line Items]
Credit lines	$ 5,000